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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Item 1 - Reports to Stockholders.

Evergreen Income Advantage Fund

table of contents
1	LETTER TO SHAREHOLDERS
3	FINANCIAL HIGHLIGHTS
4	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	STATEMENT OF CASH FLOWS
25	NOTES TO FINANCIAL STATEMENTS
35	ADDITIONAL INFORMATION
42	AUTOMATIC DIVIDEND REINVESTMENT PLAN
44	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

December 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Income Advantage Fund for the six-month period ended October 31, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the period. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. Stocks finished a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. At the end of the period, however, stocks closed lower for the first time in seven months as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. The weakness in U.S. markets failed to extend beyond our borders, as developed markets, which had also rallied off the lows of last year, experienced just a fractional loss in October 2009, and emerging markets managed to rise by 1%, adding to impressive year-to-date returns by the end of the period.

Fortunately, the fundamental picture has brightened. Better-than-expected economic data at period end suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been very aggressive cutting costs from their expense structures.

Near the end of the period, the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

LETTER TO SHAREHOLDERS continued

During a volatile and challenging period in the capital markets, the investment managers of Evergreen Income Advantage Fund maintained what they felt was a relatively conservative positioning in their investments in lower-rated, higher-yielding corporate bonds. They also made selective use of the fund’s ability to borrow at short-term rates to make additional investments in higher-yielding securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.37	$12.32	$14.26	$14.06	$14.41	$15.62

Income from investment operations
Net investment income	0.52 [1]	1.35 [1]	1.64 [1]	1.62 [1]	1.59 [1]	1.56
Net realized and unrealized gains or losses on investments	1.84	(4.91)	(1.85)	0.36	0.03	(0.65)
Distributions to preferred shareholders from
Net investment income	(0.01)	(0.08)	(0.37)	(0.37)	(0.26)	(0.14)
Net realized gains	0	0	0	0	(0.02)	(0.01)

Total from investment operations	2.35	(3.64)	(0.58)	1.61	1.34	0.76

Distributions to common shareholders from
Net investment income	(0.59)	(1.31)	(1.36)	(1.41)	(1.54)	(1.64)
Net realized gains	0	0	0	0	(0.15)	(0.33)

Total distributions to common shareholders	(0.59)	(1.31)	(1.36)	(1.41)	(1.69)	(1.97)

Net asset value, end of period	$9.13	$7.37	$12.32	$14.26	$14.06	$14.41

Market value, end of period	$8.73	$7.30	$11.71	$14.70	$14.17	$14.24

Total return based on market value[2]	28.16%	(25.48)%	(11.07)%	14.69%	11.91%	12.07%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$634,359	$508,602	$849,573	$980,054	$953,102	$966,835
Liquidation value of Preferred Shares, end of period (thousands)	$196,000	$196,000	$490,000	$490,000	$490,000	$490,000
Asset coverage ratio, end of period	376%	315%	272%	299%	294%	297%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.13%[3]	2.30%	1.21%	1.19%	1.19%	1.15%
Expenses excluding waivers/reimbursements and expense reductions but including interest expense	1.70%[3]	3.09%	1.21%	1.19%	1.19%	1.15%
Expenses including waivers/reimbursements but excluding expense reductions and interest expense	1.10%[3]	1.51%	1.21%	1.19%	1.19%	1.15%
Interest expense[4]	0.03%[3]	0.79%	0.00%	0.00%	0.00%	0.00%
Net investment income[5]	12.13%[3]	14.35%	9.81%	8.98%	9.17%	10.03%
Portfolio turnover rate	57%	88%	102%	45%	49%	63%

1	Per share amount is based on average common shares outstanding during the period.
2

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

3	Annualized
4	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.
5	The net investment income ratio reflects distributions paid to preferred shareholders.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 110.7%
CONSUMER DISCRETIONARY 15.5%
Auto Components 1.9%
Affinia Group Intermediate Holdings, Inc., 10.75%, 08/15/2016 144A	$230,000	$253,575
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	6,405,000	5,284,125
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	2,545,000	2,602,262
8.625%, 12/01/2011	1,420,000	1,471,475
9.00%, 07/01/2015	497,000	514,395
10.50%, 05/15/2016	1,320,000	1,435,500
Metaldyne Corp., FRN, 10.28%, 04/09/2014	902,645	669,681

		12,231,013

Diversified Consumer Services 0.5%
Carriage Services, Inc., 7.875%, 01/15/2015	3,080,000	2,910,600
Service Corporation International:
6.75%, 04/01/2015	205,000	200,387
7.50%, 04/01/2027	366,000	327,570

		3,438,557

Hotels, Restaurants & Leisure 3.7%
AMC Entertainment, Inc., 8.75%, 06/01/2019	235,000	242,050
Boyd Gaming Corp.:
7.125%, 02/01/2016	810,000	704,700
7.75%, 12/15/2012	950,000	947,625
Caesars Entertainment, Inc., 7.875%, 03/15/2010	1,465,000	1,461,338
Harrah’s Entertainment Corp.:
10.00%, 12/15/2018 144A	460,000	351,900
11.25%, 06/01/2017 144A	4,285,000	4,392,125
Hyatt Hotels Corp., 6.875%, 08/15/2019 144A	1,705,000	1,742,469
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 • +	2,350,000	945,875
MGM MIRAGE:
6.625%, 07/15/2015	920,000	701,500
8.50%, 09/15/2010	1,645,000	1,640,887
11.125%, 11/15/2017 144A	870,000	961,350
11.375%, 03/01/2018 144A	105,000	95,025
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	120,000	124,800
Scientific Games Corp., 9.25%, 06/15/2019 144A	810,000	830,250
Seneca Gaming Corp., 7.25%, 05/01/2012	385,000	373,450
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,265,000	1,619,475
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	1,435,000	1,506,750
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	2,571,000	224,963
Universal City Development Partners, Ltd.:
8.875%, 11/15/2015 144A	760,000	756,200
10.875%, 11/15/2016 144A	505,000	507,525
11.75%, 04/01/2010	2,965,000	2,987,237
Wynn Resorts, Ltd., 7.875%, 11/01/2017 144A	105,000	103,688

		23,221,182

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 2.0%
D.R. Horton, Inc., 9.75%, 09/15/2010	$4,820,000	$5,024,850
Lennar Corp.:
5.125%, 10/01/2010	1,635,000	1,643,175
12.25%, 06/01/2017	125,000	150,625
Libbey, Inc., FRN, 8.26%, 06/01/2011	1,320,000	1,283,700
Meritage Homes Corp., 7.00%, 05/01/2014	1,350,000	1,289,250
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	2,265,000	2,796,102
Sealy Corp., 10.875%, 04/15/2016 144A	370,000	416,250

		12,603,952

Internet & Catalog Retail 0.6%
QVC, Inc., 7.50%, 10/01/2019 144A	2,475,000	2,462,625
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	1,650,000	1,707,750

		4,170,375

Media 4.2%
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	210,000	218,400
CBS Corp., 8.875%, 05/15/2019	70,000	79,197
CCO Holdings, LLC, 8.75%, 11/15/2013 •	7,335,000	8,050,162
Charter Communications, Inc.:
13.50%, 10/30/2016	460,000	531,590
Step Bond:
8.00%, 04/30/2012 144A • ††	3,500,000	3,570,000
10.875%, 09/15/2014 144A • ††	7,755,000	8,608,050
CSC Holdings, Inc., 8.50%, 04/15/2014 144A	50,000	53,063
DirectTV Holdings, LLC, 7.625%, 05/15/2016	200,000	217,281
Dish Network Corp., 7.875%, 09/01/2019 144A	1,530,000	1,573,987
Interpublic Group of Companies, 10.00%, 07/15/2017	230,000	248,400
Lamar Media Corp.:
7.25%, 01/01/2013	440,000	434,500
9.75%, 04/01/2014	120,000	132,600
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	201,000	115,575
Regal Cinemas, Inc., 8.625%, 07/15/2019 144A	205,000	213,200
Sirius XM Radio, Inc.:
9.625%, 08/01/2013	315,000	289,012
9.75%, 09/01/2015 144A	250,000	256,250
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	115,000	123,338
XM Satellite Radio Holdings, Inc.:
11.25%, 06/15/2013 144A	1,070,000	1,128,850
13.00%, 08/01/2013 144A	615,000	615,000
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	4,739,000	47,390
10.00%, 03/01/2011 •	3,455,000	34,550

		26,540,395

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multiline Retail 0.3%
Macy’s, Inc., 5.90%, 12/01/2016	$130,000	$120,575
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 @	672,093	598,163
Saks, Inc., 9.875%, 10/01/2011	910,000	928,200

		1,646,938

Specialty Retail 0.9%
American Achievement Corp.:
8.25%, 04/01/2012 144A	5,040,000	5,014,800
Sr. Disc. Note, Step Bond, 10.25%, 10/01/2012 †	385,000	373,450
Limited Brands, Inc., 8.50%, 06/15/2019 144A	90,000	94,950

		5,483,200

Textiles, Apparel & Luxury Goods 1.4%
Oxford Industries, Inc., 11.375%, 07/15/2015	5,195,000	5,610,600
Visant Corp., 7.625%, 10/01/2012	3,235,000	3,271,394

		8,881,994

CONSUMER STAPLES 4.0%
Beverages 0.4%
Cott Beverages, Inc., 8.00%, 12/15/2011	2,190,000	2,203,688

Food & Staples Retailing 0.0%
Rite Aid Corp., 10.25%, 10/15/2019 144A	250,000	254,375

Food Products 2.8%
Del Monte Foods Co.:
6.75%, 02/15/2015	185,000	185,463
7.50%, 10/15/2019 144A	3,855,000	3,932,100
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	1,225,000	1,246,437
13.875%, 03/15/2014 144A	3,495,000	4,106,625
Smithfield Foods, Inc.:
7.00%, 08/01/2011	3,035,000	2,943,950
10.00%, 07/15/2014 144A	4,150,000	4,378,250
Tyson Foods, Inc.:
7.85%, 04/01/2016	635,000	654,050
10.50%, 03/01/2014	115,000	131,675

		17,578,550

Tobacco 0.8%
Altria Group, Inc.:
9.25%, 08/06/2019	2,100,000	2,550,339
9.70%, 11/10/2018	1,975,000	2,435,396

		4,985,735

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 16.9%
Energy Equipment & Services 4.6%
Basic Energy Services, Inc., 11.625%, 08/01/2014 144A	$780,000	$830,700
Bristow Group, Inc.:
6.125%, 06/15/2013	205,000	197,825
7.50%, 09/15/2017	3,315,000	3,207,263
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	5,415,000	4,562,137
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,155,000	3,091,900
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	1,220,000	1,220,000
Hornbeck Offshore Services, Inc.:
8.00%, 09/01/2017 144A	2,890,000	2,875,550
Ser. B, 6.125%, 12/01/2014	4,415,000	4,105,950
Parker Drilling Co., 9.625%, 10/01/2013	1,850,000	1,877,750
PHI, Inc., 7.125%, 04/15/2013	4,240,000	4,091,600
Pride International, Inc., 8.50%, 06/15/2019	2,170,000	2,435,825
SEACOR Holdings, Inc., 7.375%, 10/01/2019	990,000	995,087

		29,491,587

Oil, Gas & Consumable Fuels 12.3%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014 144A	2,075,000	1,971,250
Arch Coal, Inc., 8.75%, 08/01/2016 144A	105,000	108,150
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	1,140,000	1,248,300
Bill Barrett Corp., 9.875%, 07/15/2016	480,000	511,200
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,400,000	1,358,000
7.50%, 09/15/2013	8,500,000	8,670,000
9.50%, 02/15/2015	2,790,000	3,034,125
El Paso Corp.:
7.00%, 06/15/2017	95,000	95,509
7.42%, 02/15/2037	2,960,000	2,598,960
8.25%, 02/15/2016	1,165,000	1,211,831
12.00%, 12/12/2013	815,000	937,250
Encore Acquisition Co., 6.00%, 07/15/2015	1,170,000	1,099,800
Exco Resources, Inc., 7.25%, 01/15/2011	6,281,000	6,281,000
Ferrellgas Partners, LP:
8.75%, 06/15/2012	975,000	979,875
9.125%, 10/01/2017 144A	620,000	651,000
Forest Oil Corp.:
7.25%, 06/15/2019	2,140,000	2,006,250
8.50%, 02/15/2014 144A	1,365,000	1,392,300
Frontier Oil Corp., 6.625%, 10/01/2011	2,140,000	2,164,075
Holly Corp., 9.875%, 06/15/2017 144A	3,640,000	3,785,600
Murray Energy Corp., 10.25%, 10/15/2015 144A	920,000	915,400
Newfield Exploration Co.:
6.625%, 04/15/2016	50,000	49,500
7.125%, 05/15/2018	165,000	166,444

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
North American Energy Alliance, LLC, 10.875%, 06/01/2016 144A	$110,000	$114,950
Nustar Logistics, LP, 7.65%, 04/15/2018	2,600,000	2,872,766
Peabody Energy Corp.:
5.875%, 04/15/2016	2,940,000	2,881,200
7.875%, 11/01/2026	6,275,000	6,149,500
Penn Virginia Corp., 10.375%, 06/15/2016	215,000	232,200
Petrohawk Energy Corp.:
7.875%, 06/01/2015	2,100,000	2,131,500
10.50%, 08/01/2014	1,065,000	1,166,175
Plains Exploration & Production Co., 8.625%, 10/15/2019	5,410,000	5,450,575
Range Resources Corp., 8.00%, 05/15/2019	130,000	135,525
Sabine Pass LNG, LP:
7.25%, 11/30/2013	2,625,000	2,362,500
7.50%, 11/30/2016	5,935,000	5,044,750
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	125,000	124,375
Southwestern Energy Co., 7.50%, 02/01/2018	2,480,000	2,560,600
Tesoro Corp.:
6.50%, 06/01/2017	950,000	855,000
7.50%, 07/17/2012	1,575,000	1,430,163
9.75%, 06/01/2019	1,505,000	1,553,912
Williams Cos.:
7.50%, 01/15/2031	345,000	357,602
8.125%, 03/15/2012	1,020,000	1,111,585
8.75%, 01/15/2020	165,000	189,451

		77,960,148

FINANCIALS 20.1%
Capital Markets 1.0%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	805,000	724,500
12.50%, 11/30/2017	5,089,000	5,674,235

		6,398,735

Commercial Banks 0.7%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	3,650,000	3,723,000
Zions Bancorp, 7.75%, 09/23/2014	405,000	362,829

		4,085,829

Consumer Finance 14.1%
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	115,000	117,300
CCH II Capital Corp., 10.25%, 09/15/2010 •	9,160,000	11,116,825
Discover Financial Services, 10.25%, 07/15/2019	1,790,000	2,102,806
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	10,000,000	10,005,190
8.70%, 10/01/2014	1,900,000	1,899,753

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
Ford Motor Credit Co., LLC:
9.75%, 09/15/2010	$5,377,000	$5,513,264
9.875%, 08/10/2011	3,680,000	3,765,689
GMAC, LLC:
6.75%, 12/01/2014 144A	2,344,000	2,150,620
6.875%, 09/15/2011 144A	3,690,000	3,579,300
6.875%, 08/28/2012 144A	4,327,000	4,132,285
7.00%, 02/01/2012 144A	167,000	161,155
7.50%, 12/31/2013 144A	5,820,000	5,441,700
7.75%, 01/19/2010 144A	5,295,000	5,308,237
8.00%, 12/31/2018 144A	5,122,000	4,251,260
8.00%, 11/01/2031	810,000	689,244
International Lease Finance Corp.:
4.375%, 11/01/2009	945,000	945,000
4.75%, 01/13/2012	1,160,000	951,070
4.875%, 09/01/2010	2,095,000	2,004,146
5.125%, 11/01/2010	155,000	145,575
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	6,710,000	7,464,875
Nielsen Financial LLC:
11.50%, 05/01/2016	235,000	250,863
Sr. Disc. Note, Step Bond, 0.00%, 08/01/2016 †	105,000	91,481
NII Capital Corp., 10.00%, 08/15/2016 144A	155,000	164,300
NiSource Finance Corp., 10.75%, 03/15/2016	7,350,000	8,764,897
Pinnacle Foods Finance, LLC, 10.625%, 04/01/2017	820,000	840,500
Sprint Capital Corp.:
6.875%, 11/15/2028	6,450,000	4,869,750
7.625%, 01/30/2011	2,875,000	2,921,719

		89,648,804

Diversified Financial Services 1.7%
Citigroup, Inc., 8.50%, 05/22/2019	495,000	579,587
Leucadia National Corp.:
7.00%, 08/15/2013	1,025,000	1,040,375
7.125%, 03/15/2017	1,190,000	1,130,500
8.125%, 09/15/2015	8,040,000	8,180,700

		10,931,162

Real Estate Investment Trusts (REITs) 2.1%
Host Marriott Corp.:
7.125%, 11/01/2013	1,670,000	1,670,000
9.00%, 05/15/2017 144A	490,000	526,750
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	3,805,000	3,738,412
Potlatch Corp., 7.50%, 11/01/2019 144A	1,385,000	1,371,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) continued
Ventas, Inc.:
6.75%, 04/01/2017	$2,485,000	$2,398,025
7.125%, 06/01/2015	2,516,000	2,497,130
9.00%, 05/01/2012	985,000	1,036,713

		13,238,180

Thrifts & Mortgage Finance 0.5%
Residential Capital, LLC, 8.50%, 05/15/2010	3,510,000	3,106,350

HEALTH CARE 5.2%
Biotechnology 0.2%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	1,245,000	1,273,012

Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017 @	675,000	729,844
11.625%, 10/15/2017	340,000	374,425
Universal Hospital Services, Inc., 8.50%, 06/01/2015 @	189,000	188,055

		1,292,324

Health Care Providers & Services 4.4%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	2,165,000	2,354,437
HCA, Inc.:
6.30%, 10/01/2012	920,000	906,200
7.875%, 02/01/2011	1,830,000	1,875,750
7.875%, 02/15/2020 144A	1,900,000	1,961,750
8.50%, 04/15/2019 144A	4,525,000	4,819,125
8.75%, 09/01/2010	2,165,000	2,213,713
9.25%, 11/15/2016	5,070,000	5,310,825
9.625%, 11/15/2016 @	3,732,000	3,969,915
Omnicare, Inc., 6.125%, 06/01/2013	2,655,000	2,562,075
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014 144A	1,295,000	1,288,525
Symbion, Inc., 11.00%, 08/23/2015 @	833,908	637,940

		27,900,255

Life Sciences Tools & Services 0.4%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	1,450,000	1,479,000
8.00%, 09/15/2016 144A	875,000	903,437

		2,382,437

INDUSTRIALS 13.3%
Aerospace & Defense 6.2%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	3,880,000	3,831,500
DAE Aviation Holdings, Inc., 11.25%, 08/01/2015 144A	700,000	577,500
Geo Group, Inc., 7.75%, 10/15/2017 144A	2,025,000	2,065,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Aerospace & Defense continued
GeoEye, Inc., 9.625%, 10/01/2015 144A	$400,000	$415,000
Hexcel Corp., 6.75%, 02/01/2015	3,160,000	3,081,000
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	115,000	115,431
5.875%, 01/15/2015	20,325,000	19,867,687
6.375%, 10/15/2015	4,621,000	4,586,343
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	815,000	812,963
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	810,000	822,150
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	3,340,000	3,348,350

		39,523,424

Airlines 0.9%
Delta Air Lines, Inc.:
9.50%, 09/15/2014 144A	1,490,000	1,527,250
12.25%, 03/15/2015 144A	2,795,000	2,690,187
United Airlines, Inc., 10.40%, 05/01/2018	1,390,000	1,442,994

		5,660,431

Building Products 0.1%
Associated Materials, LLC, 9.875%, 11/15/2016 144A	455,000	468,650

Commercial Services & Supplies 3.0%
Allied Waste North America, Inc., 6.875%, 06/01/2017	990,000	1,050,952
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	4,140,000	5,064,185
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	800,000	850,000
Cornell Companies, Inc., 10.75%, 07/01/2012	295,000	302,375
Corrections Corporation of America:
6.25%, 03/15/2013	2,905,000	2,905,000
6.75%, 01/31/2014	1,120,000	1,114,400
7.75%, 06/01/2017	2,190,000	2,266,650
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	455,000	493,675
Interface, Inc., 11.375%, 11/01/2013 144A	465,000	504,525
Iron Mountain, Inc.:
6.625%, 01/01/2016	515,000	505,988
7.75%, 01/15/2015	875,000	890,312
8.375%, 08/15/2021	2,725,000	2,834,000
Toll Corp., 8.91%, 10/15/2017	250,000	284,769

		19,066,831

Machinery 1.3%
Commercial Vehicle Group, Inc., 13.00%, 02/15/2013 144A @ +	7,335,000	6,491,475
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	1,320,000	1,386,000
Navistar International Corp., 8.25%, 11/01/2021	235,000	230,594

		8,108,069

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 1.6%
Kansas City Southern:
8.00%, 06/01/2015	$8,285,000	$8,533,550
13.00%, 12/15/2013	1,655,000	1,907,387

		10,440,937

Trading Companies & Distributors 0.2%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	155,000	168,950
United Rentals North America, Inc.:
6.50%, 02/15/2012	1,050,000	1,042,125
10.875%, 06/15/2016 144A	125,000	136,250

		1,347,325

INFORMATION TECHNOLOGY 5.4%
Communications Equipment 0.2%
EchoStar Corp.:
6.625%, 10/01/2014	900,000	879,750
7.125%, 02/01/2016	585,000	587,925
7.75%, 05/31/2015	100,000	102,750

		1,570,425

Electronic Equipment, Instruments & Components 3.3%
Anixter International, Inc., 10.00%, 03/15/2014	3,225,000	3,507,187
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,635,000	3,494,144
Jabil Circuit, Inc., 8.25%, 03/15/2018	11,762,000	12,555,935
Sanmina-SCI Corp., 8.125%, 03/01/2016	1,090,000	1,046,400

		20,603,666

Internet Software & Services 0.5%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	2,605,000	2,891,550

IT Services 1.3%
First Data Corp.:
9.875%, 09/24/2015	505,000	468,388
10.55%, 09/24/2015	6,410,398	5,769,358
iPayment, Inc., 9.75%, 05/15/2014	1,510,000	1,109,850
Viasystems, Inc., 10.50%, 01/15/2011	1,015,000	1,020,075

		8,367,671

Semiconductors & Semiconductor Equipment 0.1%
National Semiconductor Corp., 6.60%, 06/15/2017	125,000	126,608
Spansion, Inc., 11.25%, 01/15/2016 144A •	510,000	436,050

		562,658

Software 0.0%
Activant Solutions, Inc., 9.50%, 05/01/2016	60,000	54,900

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 8.6%
Chemicals 3.1%
Ashland, Inc., 9.125%, 06/01/2017 144A	$230,000	$248,975
Dow Chemical Co., 8.55%, 05/15/2019	2,465,000	2,818,811
Huntsman International, LLC:
5.50%, 06/30/2016 144A	2,270,000	1,974,900
7.375%, 01/01/2015	190,000	175,750
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	6,195,000	6,225,975
MacDermid, Inc., 9.50%, 04/15/2017 144A	409,000	388,550
Mosaic Co.:
7.30%, 01/15/2028	3,465,000	3,577,613
7.625%, 12/01/2016 144A	3,410,000	3,672,768
Nalco Holding Co., 8.25%, 05/15/2017 144A	120,000	126,600
SOLUTIA, Inc., 8.75%, 11/01/2017	110,000	113,850
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	610,000	385,825

		19,709,617

Construction Materials 1.2%
CPG International, Inc.:
10.50%, 07/01/2013	3,085,000	2,637,675
FRN, 7.87%, 07/01/2012	1,355,000	1,144,975
CRH America, Inc., 8.125%, 07/15/2018	1,035,000	1,197,031
Headwaters, Inc., 11.375%, 11/01/2014 144A	1,340,000	1,350,050
Texas Industries, Inc., 7.25%, 07/15/2013	1,085,000	1,068,725

		7,398,456

Containers & Packaging 1.5%
Exopack Holding Corp., 11.25%, 02/01/2014	4,700,000	4,794,000
Graham Packaging Co., 8.50%, 10/15/2012	3,120,000	3,159,000
Sealed Air Corp., 7.875%, 06/15/2017 144A	230,000	240,012
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	990,000	1,009,800

		9,202,812

Metals & Mining 1.3%
AK Steel Corp., 7.75%, 06/15/2012	1,030,000	1,037,725
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	4,245,000	4,557,733
8.375%, 04/01/2017	2,590,000	2,788,112
Indalex Holdings Corp., 11.50%, 02/01/2014 •	5,985,000	97,256

		8,480,826

Paper & Forest Products 1.5%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	1,175,000	1,286,625
Georgia Pacific Corp.:
8.125%, 05/15/2011	1,970,000	2,058,650
8.25%, 05/01/2016 144A	125,000	133,125
8.875%, 05/15/2031	495,000	509,850

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products continued
International Paper Co., 9.375%, 05/15/2019	$3,440,000	$4,171,296
NewPage Corp., 11.375%, 12/31/2014 144A	765,000	766,912
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	1,325,000	867,875

		9,794,333

TELECOMMUNICATION SERVICES 9.6%
Diversified Telecommunication Services 4.6%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	1,145,000	1,136,412
Citizens Communications Co., 7.875%, 01/15/2027	3,625,000	3,344,062
FairPoint Communications, Inc., 13.125%, 04/01/2018 •	1,500,000	247,500
Frontier Communications Corp., 8.125%, 10/01/2018	3,255,000	3,283,481
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	155,000	167,013
Qwest Corp.:
7.125%, 11/15/2043	2,015,000	1,541,475
7.25%, 09/15/2025	505,000	441,875
7.50%, 06/15/2023	3,260,000	3,007,350
7.875%, 09/01/2011	920,000	954,500
8.00%, 10/01/2015 144A	15,000	14,963
8.875%, 03/15/2012	11,090,000	11,727,675
SBA Telecommunications, Inc.:
8.00%, 08/15/2016 144A	905,000	941,200
8.25%, 08/15/2019 144A	610,000	640,500
West Corp., 9.50%, 10/15/2014	115,000	115,575
Windstream Corp., 7.875%, 11/01/2017 144A	1,545,000	1,568,175

		29,131,756

Wireless Telecommunication Services 5.0%
CC Holdings GS V, LLC, 7.75%, 05/01/2017 144A	125,000	131,875
Centennial Communications Corp., 8.125%, 02/01/2014	8,015,000	8,325,581
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	2,285,000	2,290,713
9.375%, 11/01/2014	255,000	248,625
Crown Castle International Corp., 7.125%, 11/01/2019	165,000	162,938
iPCS, Inc., FRN, 3.73%, 05/01/2014 @	410,000	332,100
MetroPCS Communications, Inc., 9.25%, 11/01/2014	4,160,000	4,212,000
Sprint Nextel Corp.:
6.90%, 05/01/2019	4,925,000	4,309,375
Ser. D, 7.375%, 08/01/2015	4,890,000	4,358,212
Ser. F, 5.95%, 03/15/2014	8,310,000	7,281,637

		31,653,056

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 12.1%
Electric Utilities 7.4%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	$17,244,000	$20,025,267
CMS Energy Corp.:
8.50%, 04/15/2011	860,000	904,055
8.75%, 06/15/2019	435,000	481,036
Edison Mission Energy, 7.00%, 05/15/2017	140,000	113,750
Energy Future Holdings Corp., 11.25%, 11/01/2017 @	4,027,400	2,637,947
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	510,000	456,450
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	6,708,017	6,900,873
Mirant North America, LLC, 7.375%, 12/31/2013	3,000,000	2,970,000
NRG Energy, Inc.:
7.25%, 02/01/2014	1,305,000	1,298,475
8.50%, 06/15/2019	2,400,000	2,442,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	8,385,000	8,699,437
Public Service Company of New Mexico, 7.95%, 04/01/2015	285,000	291,758

		47,221,048

Gas Utilities 0.8%
National Fuel Gas Co., 8.75%, 05/01/2019	4,130,000	4,888,516

Independent Power Producers & Energy Traders 3.2%
AES Corp.:
8.00%, 06/01/2020	105,000	105,525
8.875%, 02/15/2011	2,045,000	2,116,575
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	2,135,000	2,161,687
7.125%, 05/15/2018	1,719,000	1,315,035
7.625%, 10/15/2026	2,480,000	1,698,800
Reliant Energy, Inc.:
6.75%, 12/15/2014	8,776,000	8,973,460
7.625%, 06/15/2014	3,775,000	3,699,500
7.875%, 06/15/2017	410,000	403,850

		20,474,432

Multi-Utilities 0.7%
Ameren Corp., 8.875%, 05/15/2014	230,000	258,168
PNM Resources, Inc., 9.25%, 05/15/2015	1,145,000	1,187,938
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	2,435,000	2,987,974

		4,434,080

Total Corporate Bonds (cost $679,694,846)		702,004,246

YANKEE OBLIGATIONS – CORPORATE 6.5%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.0%
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	90,000	101,475

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
CONSUMER DISCRETIONARY continued
Media 0.1%
MDC Partners, Inc., 11.00%, 11/01/2016 144A	$100,000	$100,500
UPC Holdings BV, 9.875%, 04/15/2018 144A	35,000	37,188
Videotron, Ltd., 9.125%, 04/15/2018 144A	145,000	157,687

		295,375

ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	1,160,000	1,003,400
11.75%, 07/15/2014 144A	550,000	602,250
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	6,566,000	5,351,290
OPTI Canada, Inc.:
7.875%, 12/15/2014	1,115,000	875,275
8.25%, 12/15/2014	1,065,000	841,350

		8,673,565

FINANCIALS 1.5%
Consumer Finance 0.4%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	15,000	14,100
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	2,360,000	2,678,600

		2,692,700

Diversified Financial Services 1.1%
Dexus Finance Property Group, Ltd., 7.125%, 10/15/2014 144A	725,000	726,275
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,891,500	4,290,379
FRN, 4.36%, 09/01/2011 144A	350,000	350,437
Preferred Term Securities XII, Ltd., FRN, 0.99%, 12/24/2033 • +	1,540,000	13,583
Ship Finance International, Ltd., 8.50%, 12/15/2013	1,450,000	1,384,750

		6,765,424

HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Elan Corporation plc, 8.75%, 10/15/2016 144A	55,000	51,081

INDUSTRIALS 0.9%
Road & Rail 0.9%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	5,484,000	5,209,800
12.50%, 04/01/2016 144A	535,000	603,212

		5,813,012

Transportation Infrastructure 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017 144A	100,000	102,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 1.6%
Chemicals 0.1%
NOVA Chemicals Corp.:
8.375%, 11/01/2016 144A	$300,000	$304,875
8.625%, 11/01/2019 144A	375,000	381,094

		685,969

Metals & Mining 1.1%
ArcelorMittal SA, 9.85%, 06/01/2019	975,000	1,150,929
Evraz Group SA:
8.875%, 04/24/2013 144A	330,000	324,638
8.875%, 04/24/2013	1,350,000	1,312,875
Novelis, Inc., 7.25%, 02/15/2015	1,790,000	1,615,475
Vedanta Resources plc, 9.50%, 07/18/2018	2,500,000	2,475,000

		6,878,917

Paper & Forest Products 0.4%
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	500,000	548,495
Sappi, Ltd.:
6.75%, 06/15/2012 144A	705,000	658,176
7.50%, 06/15/2032 144A	2,090,000	1,269,437

		2,476,108

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Digicel SA, 12.00%, 04/01/2014 144A	355,000	402,037
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	100,000	103,750
Intelsat, Ltd.:
8.875%, 01/15/2015 144A	205,000	206,794
8.50%, 01/15/2013	4,155,000	4,191,356
Millicom International Cellular SA, 10.00%, 12/01/2013	190,000	197,363
Telesat Canada, Inc., 11.00%, 11/01/2015	615,000	670,350
Vimpel Communications, 9.125%, 04/30/2018 144A	800,000	838,000

		6,609,650

Total Yankee Obligations – Corporate (cost $36,651,506)		41,145,276

	Shares	Value

COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.8%
Auto Components 0.8%
Metaldyne Corp., Class A + ☐ *	7,221	1,047,045
Metaldyne Corp., Class B + ☐ *	25,418	4,321,060

Total Common Stocks (cost $9,569,439)		5,368,105

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.2%
INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $581,044)	$1,225,000	$1,019,813

	Shares	Value

CLOSED END MUTUAL FUND SHARES 0.7%
Dreyfus High Yield Strategies Fund, Inc.	411,242	1,427,010
Eaton Vance Limited Duration Income Trust	99,227	1,377,271
ING Prime Rate Trust	22,959	115,254
LMP Corporate Loan Fund, Inc.	30,704	294,144
New America High Income Fund, Inc.	185,498	1,545,198

Total Closed End Mutual Fund Shares (cost $3,053,948)		4,758,877

	Principal Amount	Value

LOANS 9.0%
CONSUMER DISCRETIONARY 3.0%
Abitibi Consolidated, Inc., N/A, 03/30/2010 • <	$500,000	410,000
Cooper Standard Automotive, Ltd., N/A, 12/23/2011 • <	800,000	737,928
Fontainebleau Resorts, LLC, FRN, 0.28%, 06/06/2014 •	1,549,829	440,182
Ford Motor Co., FRN, 3.25%-3.29%, 12/15/2013	2,398,053	2,115,826
Metaldyne Corp., FRN, 12.25%, 04/09/2014 <	4,050,000	4,062,272
MGM Mirage, N/A, 10/03/2011 <	1,593,253	1,435,377
Newsday, LLC, 9.75%, 07/15/2013	5,920,000	6,231,688
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	2,375,000	2,331,324
Tower Automotive Holdings, FRN, 4.50%-4.625%, 07/31/2013 <	962,813	341,799
Tropicana Entertainment, LLC, FRN, 2.78%, 01/03/2012 •	3,645,000	1,184,661

		19,291,057

CONSUMER STAPLES 1.0%
Merisant Co., FRN, 3.75%, 01/11/2010 • <	7,037,371	6,122,583

ENERGY 1.1%
Saint Acquisition Corp., FRN, 3.56%, 06/05/2014 <	2,128,882	1,822,515
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012	5,385,000	5,268,899

		7,091,414

FINANCIALS 0.7%
CIT Group, Inc., FRN, 13.00%, 01/18/2012	1,635,000	1,696,100
Realogy Corp., FRN:
3.25%, 09/01/2014	654,925	550,628
3.29%, 09/01/2014	2,432,580	2,045,192

		4,291,920

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

LOANS continued
HEALTH CARE 0.3%
HCA, Inc., FRN, 1.78%, 11/18/2012	$1,911,317	$1,775,174

INDUSTRIALS 1.1%
Commercial Vehicle Group, Inc., 15.00%, 02/15/2013	4,051,992	3,796,311
Neff Corp., FRN:
3.78%, 05/31/2013 <	1,152,250	920,832
3.80%, 11/30/2014	12,345,000	2,407,275

		7,124,418

MATERIALS 1.2%
LyondellBasell, FRN:
3.74%, 12/20/2013	405,787	229,104
3.99%, 12/22/2014 •	246,330	138,930
5.80%-6.56%, 12/15/2009	3,879,040	3,665,732
7.00%, 12/20/2013	1,068,891	602,853
13.00%, 12/15/2009	2,808,904	2,891,794
Momentive Performance Materials, Inc., FRN, 2.50%, 12/04/2013	548,590	469,505

		7,997,918

TELECOMMUNICATION SERVICES 0.5%
FairPoint Communications, Inc., FRN, 5.75%, 03/08/2015 •	3,602,499	3,012,158

UTILITIES 0.1%
Scorpion Holding Co., Ltd., FRN, 7.78%, 05/08/2014	385,000	352,237

Total Loans (cost $63,366,548)		57,058,879

	Shares	Value

SHORT-TERM INVESTMENTS 7.2%
MUTUAL FUND SHARES 7.2%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ## (cost $45,455,819)	45,455,819	45,455,819

Total Investments (cost $838,373,150) 135.1%		856,811,015
Other Assets and Liabilities and Preferred Shares (35.1%)		(222,451,968)

Net Assets Applicable to Common Shareholders 100.0%		$634,359,047

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Restricted security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of Ocotober 31, 2009:

AAA	5.3%
A	0.1%
BBB	13.8%
BB	33.9%
B	26.7%
CCC	9.9%
Less than CCC	5.8%
NR	4.5%

100.0%

The following table shows the percent of total bonds based on effective maturity as of October 31, 2009:

Less than 1 year	15.7%
1 to 3 year(s)	14.2%
3 to 5 years	21.4%
5 to 10 years	42.1%
10 to 20 years	5.7%
20 to 30 years	0.7%
Greater than 30 years	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $792,917,331)	$811,355,196
Investments in affiliated issuers, at value (cost $45,455,819)	45,455,819

Total investments	856,811,015
Cash	36,501
Segregated cash	1,099,000
Receivable for securities sold	17,190,983
Interest receivable	17,223,946
Premiums paid on credit default swap transactions	319,283
Prepaid structuring fee (see Note 4)	1,533,097

Total assets	894,213,825

Liabilities
Dividends payable applicable to common shareholders	6,455,694
Payable for securities purchased	20,728,928
Unrealized losses on credit default swap transactions	724,845
Premiums received on credit default swap transactions	152,331
Secured borrowing payable	34,019,782
Payable to investment advisor (See Note 4)	1,470,000
Advisory fee payable	19,496
Due to other related parties	3,551
Accrued expenses and other liabilities	270,524

Total liabilities	63,845,151

Preferred Shares at redemption value
$25,000 liquidation value per share applicable to 7,840 shares, including dividends payable of $9,627	196,009,627

Net assets applicable to common shareholders	$634,359,047

Net assets applicable to common shareholders represented by
Paid-in capital	$985,933,920
Overdistributed net investment income	(16,939,558)
Accumulated net realized losses on investments	(352,348,335)
Net unrealized gains on investments	17,713,020

Net assets applicable to common shareholders	$634,359,047

Net asset value per share applicable to common shareholders
Based on $634,359,047 divided by 69,490,953 shares issued and outstanding (100,000,000 common shares authorized)	$9.13

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2009 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $428)	$38,937,816
Dividends	223,511
Income from affiliated issuers	50,457

Total investment income	39,211,784

Expenses
Advisory fee	2,457,493
Administrative services fee	204,791
Transfer agent fees	16,292
Trustees’ fees and expenses	11,520
Printing and postage expenses	72,504
Custodian and accounting fees	98,544
Professional fees	72,788
Secured borrowing fees	1,661,117
Auction agent fees	268,394
Interest expense	87,649
Other	21,659

Total expenses	4,972,751
Less: Expense reductions	(7)
Fee waivers	(1,659,769)

Net expenses	3,312,975

Net investment income	35,898,809

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(17,852,705)
Credit default swap transactions	506,391

Net realized losses on investments	(17,346,314)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	145,027,951
Credit default swap transactions	(319,785)

Net change in unrealized gains or losses on investments	144,708,166

Net realized and unrealized gains or losses on investments	128,412,844
Dividends to preferred shareholders from net investment income	(351,381)

Net increase in net assets applicable to common shareholders resulting from operations	$162,909,280

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009

Operations
Net investment income	$35,898,809	$93,046,119
Net realized losses on investments	(17,346,314)	(269,636,104)
Net change in unrealized gains or losses on investments	144,708,166	(68,877,136)
Dividends to preferred shareholders from net investment income	(351,381)	(5,657,605)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	162,909,280	(251,124,726)

Distributions to common shareholders from
Net investment income	(40,926,891)	(90,527,900)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	3,774,199	682,493

Total increase (decrease) in net assets applicable to common shareholders	125,756,588	(340,970,133)
Net assets applicable to common shareholders
Beginning of period	508,602,459	849,572,592

End of period	$634,359,047	$508,602,459

Overdistributed net investment income	$(16,939,558)	$(6,219,683)

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

October 31, 2009 (unaudited)

Decrease in cash:
Cash flows from operating activities:
Net increase in net assets resulting from operations	$162,909,280
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(530,133,735)
Proceeds from disposition of investment securities	535,008,493
Amortization	(7,119,521)
Swap payments received	506,391
Preferred Share distributions	351,381
Sale of short-term investment securities, net	6,282,827
Decrease in dividends and interest receivable	(234,193)
Decrease in receivable for securities sold	(4,418,866)
Decrease in segregated cash	(70,000)
Decrease in receivable from investment advisor	(2,355)
Increase in payable for securities purchased	2,610,325
Decrease in payable for securities on loan	(9,435)
Decrease in premiums paid on swaps	(161,326)
Decrease in premiums received on swaps	(411,441)
Increase in advisory fees payable	19,496
Increase in due to other related parties	2,549
Decrease in accrued expenses and other liabilities	(142,112)
Unrealized appreciation on securities in unaffiliated issuers	(145,027,951)
Unrealized depreciation on swaps	319,785
Amortization of prepaid structuring fee	496,712
Net realized gains on swaps	(506,391)
Net realized loss on securities in unaffiliated issuers	17,852,705

Net cash provided by operating activities	38,122,618

Cash flows from financing activities:
Cash distributions paid on common shares	(38,241,931)
Cash distributions paid on Preferred Shares	(356,153)
Payment to investment advisor for secured borrowing	(490,000)
Increase in secured borrowing	(13,370)

Net cash used in financing activities	(39,101,454)

Net decrease in cash	(978,836)

Cash:
Beginning of period	$1,015,337

End of period	$36,501

Supplemental cash disclosure:
Cash paid for interest	$67,867

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$3,774,199

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Income Advantage Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

f. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes. For the six months ended October 31, 2009, the advisory fee was equivalent to an annual rate of 0.84% of the Fund’s average daily net assets applicable to common shareholders.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2009, EIMC contractually waived its advisory fee in the amount of $1,659,769. This contractual waiver was put in place to ensure the costs incurred by the Fund under the Facility (see Note 4) would not exceed the sum of the costs that would have been incurred if the Preferred Shares had not been redeemed minus 0.05% of the average outstanding borrowings under the Facility.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended October 31, 2009, the administrative fee was equivalent to an annual rate of 0.07% of the Fund’s average daily net assets applicable to common shareholders.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended October 31, 2009 and the year ended April 30, 2009, the Fund issued 460,368 and 96,945 common shares, respectively.

The Fund currently has 7,840 shares of Auction Market Preferred Shares (“Preferred Shares”) issued and outstanding consisting of six series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. During the six months ended October 31, 2009, the Preferred Shares experienced failed auctions and the Fund paid dividends to the holders of Preferred Shares based on the maximum rate allowed under the governing documents for the Preferred Shares. The annualized dividend rate of 0.35% during the six months ended October 31, 2009 included the maximum rate for the dates on which auctions failed. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the asset coverage with respect to the outstanding Preferred Shares fell below 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class.

The Fund had secured debt financing from a multi-seller commercial paper conduit administered by a major financial institution (the “Facility”) in order to redeem a pro rata portion of each of its series of Preferred Shares. The Facility is available to the Fund until April 30, 2011. The Fund’s borrowings under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued by the Facility to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 9.50%. During the six months ended October 31, 2009 the Fund incurred an effective interest rate of 0.50% on the borrowings, which was based on the rates of the commercial paper notes issued by the Facility. Interest expense of $87,649, representing 0.03% of the Fund’s average daily net assets applicable to common shareholders was incurred during the six months ended October 31, 2009. The Fund has pledged its assets to secure borrowings under the Facility. The Fund pays, on a monthly basis, a liquidity fee at an annual rate of 2.75% of the total commitment amount and a program fee at an annual rate of 2.75% on the daily average outstanding principal amount of borrowings. A structuring fee of $2,940,000 was paid by EIMC on behalf of the Fund, which represents 1.00% of the financing available to the Fund under the Facility. This fee is being amortized over three years. During the six months ended October 31, 2009, the Fund recognized amortization expense of $496,712. The Fund will reimburse EIMC over the three year period.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $451,561,310 and $431,201,327, respectively, for the six months ended October 31, 2009.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$0	$0	$5,368,105	$5,368,105
Closed-end mutual fund shares	4,758,877	0	0	4,758,877
Corporate debt securities	0	743,499,654	669,681	744,169,335
Loans	0	45,598,295	11,460,584	57,058,879
Short-term investments	45,455,819	0	0	45,455,819

	$50,214,696	$789,097,949	$17,498,370	$856,811,015

Further details on the major security types listed above can be found in the Schedule of Investments.

As of October 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(557,893)	$0	$(557,893)

*

Other financial instruments include swap contracts. The value of swap contracts consists of unrealized gains/losses and premiums paid/received on swap contracts as reflected in the Statement of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Corporate debt securities	Loans	Total

Balance as of May 1, 2009	$0	$0	$0	$0
Realized gains or losses	0	0	0	0
Change in unrealized gains or losses	(4,201,334)	0	0	(4,201,334)
Net purchases (sales)	9,569,439	0	0	9,569,439
Transfers in and/or out of Level 3	0	669,681	21,379,478	22,049,159

Balance as of October 31, 2009	$5,368,105	$669,681	$21,379,478	$27,417,264

Change in unrealized gains or losses included in earnings relating to securities still held at [Month xx, 200X]	$(4,201,334)		$0	$(4,201,334)

As of October 31, 2009, the Fund had unfunded loan commitments of $5,666,851.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $846,308,045. The gross unrealized appreciation and depreciation on securities based on tax cost was $53,246,128 and $42,743,158, respectively, with a net unrealized appreciation of $10,502,970.

As of April 30, 2009, the Fund had $165,650,246 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2014	2015	2016	2017

$7,717,772	$11,808,863	$15,525,027	$130,598,584

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2009, the Fund incurred and elected to defer post-October losses of $162,390,514.

6. DERIVATIVE TRANSACTIONS

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At October 31, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	Goldman Sachs	Expedia, 7.46%, 08/15/2018 #	BBB-	$970,000	5.00%	Quarterly	$(173,617)	$(82,496)	$(91,121)
06/20/2014	Goldman Sachs	Motorola, 6.50%, 09/01/2025 #	BB+	2,005,000	1.00%	Quarterly	27,044	182,061	(155,017)
06/20/2014	JPMorgan	Motorola, 6.50%, 09/01/2025 #	BB+	2,215,000	1.00%	Quarterly	29,878	137,222	(107,344)
06/20/2014	UBS	Expedia, 7.46%, 08/15/2018 #	BBB-	2,465,000	5.00%	Quarterly	(441,198)	(69,835)	(371,363)

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

The Fund had an average notional balance on credit default swaps of $12,455,136 during the six months ended October 31, 2009.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Certain of the Fund’s derivative transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On October 31, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $614,815. As of October 31, 2009, the Fund had segregated $1,099,000 as cash collateral for outstanding swap transactions.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and Evergreen Investment Services, Inc. (“EIS”) have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries;

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Net Investment Income

10/16/2009	11/16/2009	12/01/2009	$0.09290
11/20/2009	12/15/2009	01/04/2010	$0.09290
12/11/2009	01/19/2010	02/01/2010	$0.09290

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

ANNUAL MEETING OF SHAREHOLDERS

On August 7, 2009, the Annual Meeting of Shareholders was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — Election of Trustees:

	Net Assets Voted “For”	Net Assets Voted “Withheld”

K. Dun Gifford	$484,090,750	$19,711,036
Dr. Leroy Keith, Jr.	483,846,052	19,955,734
Patricia B. Norris	483,853,128	19,948,658
Michael S. Scofield	484,129,762	19,672,024

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND‘S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Income Advantage Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds (other than the closed-end funds) pay sub-transfer agency fees to various financial institutions that hold fund shares in omnibus accounts, that Wells Fargo Advisors and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment

ADDITIONAL INFORMATION (unaudited) continued

program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees noted that, for the one- and three-year periods ended December 31, 2008, the total return performance of the Fund (measured at net asset value) was below that of the Fund’s benchmark index, the BofA Merrill Lynch High Yield Master Index, and was in the third quintile of the non-Evergreen funds against which the Trustees compared the Fund’s performance. The Trustees noted that for the five-year period ended December 31, 2008, the total return performance of the Fund (measured at net asset value) was below that of the Fund’s benchmark index, and was in the fourth quintile of the non-Evergreen funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its

ADDITIONAL INFORMATION (unaudited) continued

benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly higher than the median and at the average of the management fees paid by the non-Evergreen funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees considered that, in light of the fact that the Fund was not making a continuous offering of its shares, the likelihood of economies of scale following the Fund’s initial offering was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreements to EIMC in light of future growth of the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipating the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc.(real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

568264 rv7 12/2009

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: December 29, 2009

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: December 29, 2009